Note 10 - Goodwill and Intangible Assets (Tables)	12 Months Ended
Dec. 31, 2025
Disclosure of detailed information about intangible assets [abstract]
Reconciliation of the Carrying Amounts of Goodwill and Intangible Assets

Reconciliation of the Carrying Amounts of Goodwill and Intangible Assets

	Goodwill	Trademark	Customer Relationships	Technology	Other Intangible Assets (1)	Total
Net book value as of January 1, 2024	$429,856	$70,600	$20,210	$6,200	$2,059	$528,926
Additions, net of government grants	—	—	—	7,263	4,749	12,013
Reclassification	—	—	—	—	(801)	(801)
Amortization	—	—	(2,580)	(4,079)	(2)	(6,662)
Disposals	—	—	—	—	(2,888)	(2,888)
Impairment	—	—	—	(113)	—	(113)
Effect of movements in exchange rates	(114)	—	—	(22)	(14)	(151)
Net book value as of December 31, 2024	429,742	70,600	17,630	9,249	3,103	530,325
Additions, net of government grants	—	—	—	9,699	3,023	12,721
Amortization	—	—	(2,580)	(5,608)	(2)	(8,190)
Disposals	—	—	—	—	(4,011)	(4,011)
Impairment	—	—	—	(127)	(1,819)	(1,946)
Effect of movements in exchange rates	581	—	—	4	(28)	556
Net book value as of December 31, 2025	$430,323	$70,600	$15,050	$13,216	$266	$529,456

As of December 31, 2024:
Cost	$432,823	$70,600	$40,732	$48,104	$6,970	$599,231
Accumulated amortization and impairment	$(3,081)	$—	$(23,102)	$(38,854)	$(3,867)	$(68,905)
As of December 31, 2025:
Cost	$433,404	$70,600	$40,732	$57,805	$4,579	$607,120
Accumulated amortization and impairment	$(3,081)	$—	$(25,682)	$(44,589)	$(4,313)	$(77,664)

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Other intangible assets include holdings of CELO tokens (see below) and certain other crypto assets, with a total carrying amount of $3.1 million and $0.2 million as of December 31, 2024 and 2025, respectively. These assets have indefinite useful lives and are included in “Other current assets” in the Statement of Financial Position, as they are expected to be realized within twelve months after the reporting period. See Note 15 for information on crypto assets classified as financial assets.
Summary of Estimated Useful Lives of Intangible Assets with Limited Useful Life

For intangible assets with finite useful lives, amortization is calculated on a straight-line basis over the following periods:

•
Customer relationships: Up to 15 years.
•
Technology: Up to 5 years.
•
Other intangible assets: Up to 5 years.